Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Research and development costs	€ 15,352	€ 11,124	€ 40,168	€ 29,764
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs			€ 2,098	€ 0